UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott Ostrowski, Vice President and Acting Principal Executive Officer

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-0387

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

(a)

SWP Growth & Income ETF
SWP (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC )
Semi-Annual Shareholder Report | February 28, 2026
This semi-annual shareholder report contains important information about the SWP Growth & Income ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM SEPTEMBER 1, 2025 TO FEBRUARY 28, 2026?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SWP Growth & Income ETF	$52	0.99%
*	Annualized.
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$145,293,814
Number of Holdings	48
Net Advisory Fee Paid	$612,833
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Sector Allocation[1]	(% of Net Assets)
Information Technology	20.0%
Financials	14.0%
Industrials	13.9%
Consumer Discretionary	10.6%
Health Care	9.0%
Energy	6.5%
Communication Services	6.3%
Real Estate	3.9%
Utilities	3.3%
Consumer Staples	2.8%
Materials	1.8%
Cash & Other	7.9%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	4.0%
Alphabet, Inc.	3.9%
Apple, Inc.	3.6%
Broadcom, Inc.	3.3%
Philip Morris International, Inc.	2.8%
Prologis, Inc.	2.7%
Flowserve Corp.	2.7%
International Business Machines Corp.	2.7%
Oracle Corp.	2.6%
Baker Hughes Co.	2.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.swp-invest.com/.
SWP Growth & Income ETF	PAGE 1	TSR-SAR-56170L612

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SWP Growth & Income ETF	PAGE 2	TSR-SAR-56170L612

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SWP Growth & Income ETF (SWP)
Core Financial Statements
February 28, 2026 (Unaudited)

SWP Growth & Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.2%
COMMUNICATION SERVICES - 6.3%
Interactive Media & Services - 6.3%
Alphabet, Inc. - Class A	18,205	$5,675,591
Meta Platforms, Inc. - Class A	5,376	3,484,615
TOTAL COMMUNICATION SERVICES		9,160,206
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 1.5%
Toyota Motor Corp. - ADR	8,728	2,115,493
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	11,713	2,504,825
Household Durables - 2.5%
Toll Brothers, Inc.	23,247	3,655,358
Specialty Retail - 3.7%
Dick’s Sporting Goods, Inc.	10,289	2,095,149
TJX Cos., Inc.	20,672	3,341,836
		5,436,985
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. - Class B	27,642	1,718,779
TOTAL CONSUMER DISCRETIONARY		15,431,440
CONSUMER STAPLES - 2.8%
Tobacco - 2.8%
Philip Morris International, Inc.	21,680	4,050,474
TOTAL CONSUMER STAPLES		4,050,474
ENERGY - 6.5%
Energy Equipment & Services - 2.5%
Baker Hughes Co.	56,072	3,659,259
Oil, Gas & Consumable Fuels - 4.0%
Cameco Corp.	12,630	1,495,392
Canadian Natural Resources Ltd.	53,759	2,353,031
Enbridge, Inc.	37,396	1,987,224
		5,835,647
TOTAL ENERGY		9,494,906
FINANCIALS - 14.0%
Banks - 5.8%
Citigroup, Inc.	24,193	2,665,827
JPMorgan Chase & Co.	11,462	3,442,039
PNC Financial Services Group, Inc.	11,217	2,381,930
		8,489,796
Capital Markets - 6.9%
Blackrock, Inc.	2,763	2,937,705
Blackstone, Inc.	19,778	2,242,232
Goldman Sachs Group, Inc.	2,469	2,122,278
Jefferies Financial Group, Inc.	60,596	2,690,462
		9,992,677

	Shares	Value
Consumer Finance - 1.3%
American Express Co.	6,108	$1,886,761
TOTAL FINANCIALS		20,369,234
HEALTH CARE - 9.0%
Biotechnology - 0.2%
AbbVie, Inc.	1,298	301,240
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	32,768	3,200,123
Health Care Providers & Services - 2.4%
Cencora, Inc.	9,584	3,566,589
Pharmaceuticals - 4.2%
AstraZeneca PLC	15,345	3,198,665
Eli Lilly & Co.	2,732	2,874,037
		6,072,702
TOTAL HEALTH CARE		13,140,654
INDUSTRIALS - 13.9%
Aerospace & Defense - 2.2%
RTX Corp.	15,667	3,174,447
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	18,791	2,179,004
Electrical Equipment - 2.3%
Emerson Electric Co.	22,184	3,344,238
Ground Transportation - 1.7%
Union Pacific Corp.	9,270	2,456,365
Machinery - 2.7%
Flowserve Corp.	44,432	3,933,121
Trading Companies & Distributors - 3.5%
Applied Industrial Technologies, Inc.	11,421	3,227,346
United Rentals, Inc.	2,227	1,870,680
		5,098,026
TOTAL INDUSTRIALS		20,185,201
INFORMATION TECHNOLOGY - 20.0%
IT Services - 2.7%
International Business Machines Corp.	16,329	3,922,389
Semiconductors & Semiconductor Equipment - 7.0%
Broadcom, Inc.	15,035	4,804,434
Silicon Motion Technology Corp. - ADR	20,265	2,618,846
STMicroelectronics NV	74,594	2,507,105
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	781	292,547
		10,222,932

The accompanying notes are an integral part of these financial statements.

1

SWP Growth & Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)(Continued)

	Shares	Value
Common Stocks - (Continued)
INFORMATION TECHNOLOGY - (Continued)
Software - 6.6%
Microsoft Corp.	14,666	$5,759,925
Oracle Corp.	25,998	3,780,109
		9,540,034
Technology Hardware, Storage & Peripherals - 3.7% Apple, Inc.	20,061	5,299,715
TOTAL INFORMATION TECHNOLOGY		28,985,070
MATERIALS - 1.8%
Chemicals - 1.6%
Scotts Miracle-Gro Co.	32,322	2,266,419
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	4,206	286,344
TOTAL MATERIALS		2,552,763
UTILITIES - 3.3%
Electric Utilities - 3.3%
Duke Energy Corp.	12,349	1,615,867
NextEra Energy, Inc.	34,181	3,205,152
TOTAL UTILITIES		4,821,019
TOTAL COMMON STOCKS (Cost $121,514,192)		128,190,967
REAL ESTATE INVESTMENT TRUSTS - 3.9%
Digital Realty Trust, Inc.	9,370	1,660,364
Prologis, Inc.	27,861	3,972,143
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,036,959)		5,632,507
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class X, 3.60%(a)	4,360,384	4,360,384
TOTAL MONEY MARKET FUNDS (Cost $4,360,384)		4,360,384
TOTAL INVESTMENTS - 95.1% (Cost $130,911,535)		138,183,858
Other Assets in Excess of Liabilities - 4.9%		7,109,956
TOTAL NET ASSETS - 100.0%		$145,293,814

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

2

SWP Growth & Income ETF
Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

ASSETS:
Investments, at value	$ 138,183,858
Receivable for investments sold	7,151,868
Cash	1,272,864
Dividends receivable	246,208
Dividend tax reclaims receivable	4,751
Total assets	146,859,549
LIABILITIES:
Payable for capital shares redeemed	1,454,670
Payable to advisor (Note 5)	111,065
Total liabilities	1,565,735
NET ASSETS	$ 145,293,814
Net Assets Consists of:
Paid-in capital	$ 131,134,496
Total distributable earnings	14,159,318
Total net assets	$ 145,293,814
Net assets	$ 145,293,814
Shares issued and outstanding(a)	5,040,000
Net asset value per share	$28.83
Cost:
Investments, at cost	$130,911,535

(a)	Unlimited shares authorized with par value of $0.01.
The accompanying notes are an integral part of these financial statements.

3

SWP Growth & Income ETF
Statement of Operations
For the Period Ended February 28, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,128,931
Less: Issuance fees	(526)
Less: Dividend withholding taxes	(16,735)
Total investment income	1,111,670
EXPENSES:
Investment advisory fees (Note 5)	612,833
Total expenses	612,833
NET INVESTMENT INCOME	498,837
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	7,020,269
In-kind redemptions	340,901
Written options contracts expired or closed	2,850,160
Net realized gain	10,211,330
Net change in unrealized appreciation on:
Investments	1,065,147
Written options contracts	55,345
Net change in unrealized appreciation	1,120,492
Net realized and unrealized gain	11,331,822
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,830,659

The accompanying notes are an integral part of these financial statements.

4

SWP Growth & Income ETF
Statements of Changes in Net Assets

	Period Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(a)
OPERATIONS:
Net investment income	$498,837	$854,412
Net realized gain	10,211,330	3,001,870
Net change in unrealized appreciation (depreciation)	1,120,492	6,151,831
Net increase in net assets from operations	11,830,659	10,008,113
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,363,059)	(1,595,004)
Total distributions to shareholders	(5,363,059)	(1,595,004)
CAPITAL TRANSACTIONS:
Shares sold	40,747,771	100,103,090
Shares redeemed	(1,738,559)	(8,699,197)
Net increase in net assets from capital transactions	39,009,212	91,403,893
NET INCREASE IN NET ASSETS	45,476,812	99,817,002
NET ASSETS:
Beginning of the period	99,817,002	—
End of the period	$ 145,293,814	$99,817,002
SHARES TRANSACTIONS
Shares sold	1,450,000	3,990,000
Shares redeemed	(60,000)	(340,000)
Total increase in shares outstanding	1,390,000	3,650,000

(a)	The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

5

SWP Growth & Income ETF
Financial Highlights
For a capital share oustanding throughout each period

	Period Ended February 28, 2026 (Unaudited)	Period Ended August 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$27.35	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.25
Net realized and unrealized gain on investments	2.57	2.57
Total from investment operations	2.68	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.44)
Net realized gains	(0.80)	(0.03)
Total distributions	(1.20)	(0.47)
Net asset value, end of period	$28.83	$27.35
TOTAL RETURN(c)	10.02%	11.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$145,294	$99,817
Ratio of expenses to average net assets(d)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(d)	0.81%	1.07%
Portfolio turnover rate(c)(e)	32%	85%

(a)	The Fund commenced operations on September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The SWP Growth & Income ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is classified as a diversified open-end investment management company under the 1940 Act. The Fund commenced operations on September 24, 2024. SWP Investment Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. The Fund seeks to provide long-term capital appreciation with a secondary emphasis on generating current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended February 28, 2026, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will

7

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)(Continued)
generally not be taxable, but will reduce each shareholder’s cost basis in shares of the Fund (“Shares”) and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of February 28, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to at the date of each measurement.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

8

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)(Continued)
Options Contracts: The Fund may use covered call options to seek investment income or mitigate risk. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. Options will generally be valued at the official close of the exchange for the trading date or the mean of the bid and asked prices will be used if a close price is not available.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$128,190,967	$—	$—	$128,190,967
Real Estate Investment Trusts	5,632,507	—	—	5,632,507
Money Market Funds	4,360,384	—	—	4,360,384
Total Investments	$138,183,858	$—	$—	$138,183,858

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – DERIVATIVES
The Fund may invest in derivative instruments as a principal investment strategy. The primary types of derivatives in which the Fund invests are option contracts.
As of February 28, 2026, The Fund did not hold any derivatives instruments.

9

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)(Continued)
The effect of the transactions from derivative instruments for the Fund during the period ended February 28, 2026, as reflected within the Statement of Operations were as follows:

Net Realized Gain on:	Investments[1]
Written Call Options - Equity Contracts	$2,850,160

Net Change in Unrealized Appreciation on:	Investments[1]
Written Call Options - Equity Contracts	$55,345

[1]	Represents realized gain and change in unrealized appreciation for written options during the period.
The average monthly market value of written options during the period ended February 28, 2026 was $(293,232).
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended February 28, 2026, the Advisor provided the Fund with investment management services under an investment advisory agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the period ended February 28, 2026, the Fund incurred $612,833 in advisory fees. Advisory fees payable at February 28, 2026 were $111,065.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares are continuously offered for sale by the Distributor only in Creation Units (defined in Note 8). The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended February 28, 2026, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Fund were as follows:

Purchases	Sales
$94,115,244	$38,107,893

10

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)(Continued)
For the period ended February 28, 2026, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$48,736,468	$1,389,306

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of August 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis for the Fund were as follows:

Cost of investments(a)	$94,226,360
Gross unrealized appreciation	8,121,556
Gross unrealized depreciation	(2,226,698)
Net unrealized appreciation	5,894,858
Undistributed ordinary income	1,852,205
Undistributed long-term capital gain	—
Total distributable earnings	1,852,205
Other accumulated gains/(losses)(b)	(55,345)
Total accumulated earnings/(losses)	$7,691,718

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
(b)	The other accumulated gains/(losses) are attributable to unrealized gain/(loss) on options.
As of August 31, 2025, the Fund had no capital losses to offset future gains.
For the fiscal period ended August 31, 2025, the effect of permanent “book/tax” reclassifications attributable to redemptions in-kind and distribution reclasses resulted in increases and decreases to components of the Fund’s net assets as follows:

Total Accumulated Earnings	Capital Stock
$(721,391)	$721,391

The tax character of distributions paid during the fiscal period ended August 31, 2025 was as follows:

Ordinary Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,583,685
Long-Term Capital Gain . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,319
$1,595,004

NOTE 8 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market, LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

11

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at February 28, 2026 (Unaudited)(Continued)
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Fund may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Advisor, Nate Fischer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Fund, certain shareholders are affiliated with the Advisor. As of February 28, 2026, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 94% of the voting securities of the Fund.

12

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at February 28, 2026 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

13

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Vice President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Scott Ostrowski
Scott Ostrowski, Vice President/Principal Executive Officer

Date	May 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Ostrowski
Scott Ostrowski, Vice President/Principal Executive Officer

Date	May 4, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	May 4, 2026

* Print the name and title of each signing officer under his or her signature.